Management Option Plan (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
For options issued in 2014 and 2015 the following assumptions were utilized in the Black-Scholes pricing model:

	2015	2014
Dividend yield	—	—
Expected volatility	75%	45%
Risk free rate of return	1.22%	1.41%
Expected life of options	4 years	4 years
Weighted average grant date fair value	$3.92	$0.18

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

Exercise Price and Weighted Average Exercise Price	Outstanding as of December 31, 2015	Weighted Average Remaining Life (years)	Exercisable as of December 31, 2015
$2.73	1,167,500	5.7	—
$4.75	120,000	7.7	—
$6.00	25,000	9.3	—
$2.20	120,000	14.0	—
$2.00	160,000	14.6	—
$2.25	82,500	14.6	—
$2.75	77,500	14.6	—
	1,752,500	8.0	—

Unvested Option [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option activity for 2015, 2014 and 2013 is set forth below:

Stock Option Activity	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at January 1, 2013	5,000	$2.64
Granted	—	0.00
Vested	(5,000)	2.64
Forfeited	—	0.00
Unvested at December 31, 2013	—	0.00
Granted	120,000	0.18
Vested	—	0.00
Forfeited	—	0.46
Unvested at December 31, 2014	120,000	0.18
Granted	320,000	3.92
Vested	—	0.00
Forfeited	—	0.00
Unvested at December 31, 2015	440,000	2.90

Vested Option [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The Company had the following options vested at December 31:

Options vested at January 1, 2013	1,362,500
Vested during 2013	5,000
Forfeited during 2013	—
Options vested at December 31, 2013	1,367,500
Vested during 2014	—
Forfeited during 2014	(30,000)
Options vested at December 31, 2014	1,337,500
Vested during 2015	—
Forfeited during 2015	(25,000)
Options vested at December 31, 2015	1,312,500